n:\shared\legal\brinson\stickers\1997\class-sw.doc
                                                    June 30, 1997


                 THE BRINSON FUNDS (the "Trust")

SWISSKEY GLOBAL FUND               SWISSKEY U.S. BALANCED FUND
SWISSKEY GLOBAL EQUITY FUND        SWISSKEY U.S. EQUITY FUND
SWISSKEY GLOBAL BOND FUND          SWISSKEY U.S. BOND FUND
SWISSKEY NON-U.S. EQUITY FUND
           (each, a "Fund" and together, the "Funds")

   Supplement to Prospectus dated October 28, 1996, as revised and supplemented to date



Effective June 30, 1997, the Trust will offer a new class of shares of the Global Fund, Global Equity Fund, Global Bond Fund, Non-U.S. Equity Fund, U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund series, known as "Brinson Global Fund-Class N," "Brinson Global Equity Fund-Class N," "Brinson Global Bond Fund-Class N," "Brinson Non-U.S. Equity Fund-Class N," "Brinson U.S. Balanced Fund-Class N," "Brinson U.S. Equity Fund-Class N" and "Brinson U.S. Bond Fund-Class N" shares, respectively. In addition, the "Brinson Global Fund," "Brinson Global Equity
Fund," "Brinson Global Bond Fund," "Brinson Non-U.S. Equity Fund," "Brinson U.S. Balanced Fund," "Brinson U.S. Equity Fund" and "Brinson U.S. Bond Fund" classes of shares have been redesignated as the "Brinson Global Fund-Class I" shares, "Brinson Global Equity Fund-Class I," "Brinson Global Bond Fund-Class I," "Brinson Non-U.S. Equity Fund-Class I," "Brinson U.S. Balanced Fund-Class I," "Brinson U.S. Equity Fund-Class I" and
"Brinson U.S. Bond Fund-Class I" shares. All references in the Prospectus to "Brinson Fund class shares" should be read to mean "Brinson Fund-Class I shares."

As a result of these changes, the Trust issues three classes of shares that invest in the same portfolios of securities. While none of the Trust's classes have sales loads, the SwissKey Fund class shares and Brinson Fund-Class N shares are subject to varying Rule 12b-1 Plan expenses. Brinson Funds-Class I shares are designed for institutional investors and are not subject to Rule 12b-1 expenses. As a result of the classes' differing expenses, performance will vary between the classes. In addition, there are also differences in minimum investment amounts and the voting rights as between the classes. Further information about the Brinson Fund-Class I and Brinson Fund-Class N shares of the Trust may be obtained by calling 1-800-448-2430.

This   information  supplements  and  supersedes   any   contrary
information contained in the Funds' Prospectus. Please be sure to retain this supplement with your Prospectus.